Segmented information - Segment Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Segmented Information [Line Items]
Total assets	$ 4,109,139	$ 5,866,120
Drilling and development	352,481	486,677
Exploration and evaluation	14,721	36,487
Royalties	(106,554)	(163,666)
Revenue from external customers	1,140,844	1,747,471
Transportation	(67,711)	(72,446)
Operating	(417,251)	(440,078)
General and administration	(60,840)	(58,976)
PRRT	14,341	52,230
Current tax income (expense)	(14,341)	(52,230)
Interest expense	(75,077)	(81,377)
Fund flows from operations	502,065	908,055
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	4,109,139	5,866,120
Drilling and development	352,481	486,677
Exploration and evaluation	14,721	36,487
Crude oil and condensate sales	816,119	1,302,028
NGL sales	42,717	39,658
Natural gas sales	260,709	348,177
Sales of purchased commodities	127,853	221,274
Royalties	(106,554)	(163,666)
Revenue from external customers	1,140,844	1,747,471
Purchased commodities	(127,853)	(221,274)
Transportation	(67,711)	(72,446)
Operating	(417,251)	(440,078)
General and administration	(60,840)	(58,976)
Interest expense	(75,077)	(81,377)
Realized gain on derivative instruments	109,093	84,219
Realized other income	4,091	7,700
Fund flows from operations	502,065	908,055
Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain	11,110	(4,954)
PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	20,151	25,947
Current tax income (expense)	(20,151)	(25,947)
Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	(5,810)	26,283
Current tax income (expense)	5,810	(26,283)
Canada | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	1,805,464	3,088,947
Drilling and development	199,141	293,744
Exploration and evaluation	0	0
Crude oil and condensate sales	418,610	699,290
NGL sales	36,204	33,159
Natural gas sales	114,377	95,621
Sales of purchased commodities	0	0
Royalties	(54,961)	(94,079)
Revenue from external customers	514,230	733,991
Purchased commodities	0	0
Transportation	(41,494)	(41,261)
Operating	(218,596)	(242,790)
General and administration	(25,462)	(23,341)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	228,678	426,599
Canada | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	0	0
Canada | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	$ 0	$ 0
France
Disclosure Of Segmented Information [Line Items]
Revenue (as a percentage)	10.00%	10.00%
France | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	$ 703,567	$ 841,875
Drilling and development	42,145	74,579
Exploration and evaluation	183	62
Crude oil and condensate sales	182,292	326,578
NGL sales	0	0
Natural gas sales	0	121
Sales of purchased commodities	0	0
Royalties	(32,069)	(43,895)
Revenue from external customers	150,223	282,804
Purchased commodities	0	0
Transportation	(14,604)	(21,609)
Operating	(57,128)	(61,281)
General and administration	(13,108)	(15,406)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	65,242	163,077
France | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	0	0
France | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	141	21,431
Current tax income (expense)	(141)	(21,431)
Netherlands | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	130,063	226,834
Drilling and development	10,331	19,866
Exploration and evaluation	(226)	3,739
Crude oil and condensate sales	1,502	2,411
NGL sales	0	0
Natural gas sales	64,073	110,446
Sales of purchased commodities	0	0
Royalties	(444)	(1,469)
Revenue from external customers	65,131	111,388
Purchased commodities	0	0
Transportation	0	0
Operating	(32,410)	(32,125)
General and administration	(1,220)	(2,659)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	35,275	80,565
Netherlands | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	0	0
Netherlands | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	(3,774)	(3,961)
Current tax income (expense)	3,774	3,961
Germany | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	198,357	261,712
Drilling and development	13,005	10,806
Exploration and evaluation	2,814	10,878
Crude oil and condensate sales	17,143	25,783
NGL sales	0	0
Natural gas sales	17,067	31,529
Sales of purchased commodities	0	0
Royalties	(990)	(5,264)
Revenue from external customers	33,220	52,048
Purchased commodities	0	0
Transportation	(5,839)	(5,117)
Operating	(20,732)	(24,970)
General and administration	(6,532)	(8,452)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	117	13,509
Germany | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	0	0
Germany | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	0	0
Ireland | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	257,990	470,316
Drilling and development	1,823	1,372
Exploration and evaluation	0	0
Crude oil and condensate sales	13	27
NGL sales	0	0
Natural gas sales	58,433	104,247
Sales of purchased commodities	0	0
Royalties	0	0
Revenue from external customers	58,446	104,274
Purchased commodities	0	0
Transportation	(4,425)	(4,459)
Operating	(15,232)	(12,431)
General and administration	(594)	(2,491)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	38,195	84,893
Ireland | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	0	0
Ireland | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	0	0
Australia | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	105,898	233,581
Drilling and development	24,520	30,550
Exploration and evaluation	0	0
Crude oil and condensate sales	141,452	184,490
NGL sales	0	0
Natural gas sales	0	0
Sales of purchased commodities	0	0
Royalties	0	0
Revenue from external customers	141,452	184,490
Purchased commodities	0	0
Transportation	0	0
Operating	(54,581)	(49,810)
General and administration	(3,841)	(4,940)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	64,985	95,386
Australia | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	20,151	25,947
Current tax income (expense)	(20,151)	(25,947)
Australia | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	(2,106)	8,407
Current tax income (expense)	2,106	(8,407)
United States | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	328,902	421,609
Drilling and development	66,120	57,196
Crude oil and condensate sales	55,099	63,449
NGL sales	6,513	6,499
Natural gas sales	4,834	5,416
Royalties	(17,446)	(18,706)
Revenue from external customers	49,000	56,658
Transportation	(1,349)
Operating	(18,108)	(16,370)
General and administration	(7,420)	(7,566)
Fund flows from operations	22,123	32,722
Corporate | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	578,898	321,246
Drilling and development	(4,604)	(1,436)
Exploration and evaluation	11,950	21,808
Crude oil and condensate sales	8	0
NGL sales	0	0
Natural gas sales	1,925	797
Sales of purchased commodities	127,853	221,274
Royalties	(644)	(253)
Revenue from external customers	129,142	221,818
Purchased commodities	(127,853)	(221,274)
Transportation	0	0
Operating	(464)	(301)
General and administration	(2,663)	5,879
Interest expense	(75,077)	(81,377)
Realized gain on derivative instruments	109,093	84,219
Realized other income	4,091	7,700
Fund flows from operations	47,450	11,304
Corporate | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain	11,110	(4,954)
Corporate | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	0	0
Current tax income (expense)	0	0
Corporate | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
PRRT	(71)	406
Current tax income (expense)	$ 71	$ (406)